Cost of Sales - Additional Information (Detail) - Cost of sales [member] - CAD ($) $ in Millions		12 Months Ended
	Jun. 01, 2018	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Detailed Information About Cost of Sales [Line Items]
Carbon tax recognized as recovery		$ 0.6
Carbon tax recognized as expense		13.4	$ 6.9
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Amortisation expense		86.7	86.8	$ 127.6
Government grant recognized			52.8	0.0
Wages and benefit costs		305.6	288.8	325.1
Steel [Member] | United States Steel Tariff [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Percentage of steel revenues	25.00%
Tariff costs		$ 0.0	$ 0.0	$ 27.8